Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant accounting policies
4.	Significant accounting policies

A summary of the significant accounting policies used in the preparation of the accompanying unaudited condensed consolidated financial statements follows:

a.	Cash and cash equivalents - This line item consists mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses. Cash equivalents are composed of highly liquid investments with original maturities of three months or less. This line item is stated at nominal value plus accrued yields, which are recognized in results as they accrue.

b.	Concentration of credit risk - Financial assets, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are maintained with high-credit quality financial institutions.

The Company’s customers are comprised of several companies in the private domestic sector and certain foreign companies. Management considers that its credit evaluation, approval and monitoring processes combined with negotiated billing arrangements mitigate potential credit risks with regard to its current customer base.

The principal customers of the Company are as follows: for Satellite services - broadcasting: Grupo Televisa and Productora y Comercializadora de Televisión, S.A. de C.V.; for Satellite services - telecommunications: Teléfonos de México, S.A. de C.V. and Telmex Perú, S.A. (“Telmex”); and for Satellite services - data transmission and Internet: Hughes Network Systems, LLC. For Programming distribution services (Alterna’TV International Corp.), the Company’s principal customers are Direct TV and Comcast Cable Communications. For Broadband satellite services (Enlaces), the principal customers are Grupo Wal-Mart de México and Grupo Oxxo.

Revenues provided by Satellite services, Broadband satellite services, and Programming distribution services were obtained from:

	Three months ended March 31, 2012%	Three months ended March 31, 2011%
Hughes Networks Systems, Inc.	13	14
Telmex	15	15
Other foreign customers	45	40
Other domestic customers	27	31

c.	Inventories - Inventories consist mainly of antennas and are stated at the lower of cost or market value. Cost is determined using the average cost method.

d.	Satellites and equipment - As of May 26, 2011, Satmex adopted push-down accounting, under which its satellites and equipment were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the satellites and equipment using the cost approach. The cost approach, often referred to as current replacement cost, estimates fair value based on the amount that currently would be required to replace the service capacity of an asset. Assets acquired after the adoption of push-down accounting are recorded at acquisition cost.

Depreciation is calculated using the straight-line method for satellites, related equipment and other owned assets over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements.

The estimated useful lives of our in-orbit satellites and the estimated remaining useful lives, as of March 31, 2012, are as follows:

	Useful Life (Years)	Estimated Remaining Useful Life (Years)

Satmex 6	15.0	10.94
Satmex 5	15.0	0.88
Solidaridad 2	14.5	0.00

Depreciation of satellites commences on the date on which the satellite is placed in orbit. Satmex 6 was launched on May 27, 2006 and commenced operations in July 2006. Satmex 5 was launched on December 5, 1998 and commenced operations in January 1999. Solidaridad 2 concluded its depreciation period based upon its estimated useful life during 2009.

The estimated useful lives of equipment are as follows:

Useful life (Years)
Equipment:

Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Teleport, equipment and antennas	10

Costs incurred in connection with the construction and successful deployment of the satellites and related equipment are capitalized. Such costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the net present value of performance incentives expected to be payable to the satellite manufacturers, costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction. Satellite construction and launch services are generally procured under long-term contracts that provide for payments over the contract periods. Satellite construction and launch services costs are capitalized to reflect progress toward completion. Capitalizing these costs typically coincides with contract milestone payment schedules.

The insurance paid to renew in-orbit coverage is recorded as a prepaid insurance and amortized over the related policy period (see Note 14).

e.	Concessions - As of May 26, 2011, Satmex adopted push-down accounting, under which its concessions were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the orbital concessions and the public telecommunications network concession using market approach and income approach methods, respectively. Orbital concessions are amortized over 40 years using the straight-line method; their remaining useful life as of the Acquisition Date was 26 years. The public telecommunications network concession is amortized over 30 years using the straight-line method; its remaining useful life as of the Acquisition Date was 19 years.

f.	Valuation of satellites and long-lived assets - The carrying value of the satellites, amortizable intangible assets and other long-lived assets is reviewed for impairment wherever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the expected undiscounted future cash flows are less than the carrying value of the long-lived assets, an impairment charge is recorded based on such asset’s estimated fair value. Changes in estimates of future cash flows could result in a write-down of the asset in a future period.

Estimated future cash flows from the Company’s satellites could be impacted by changes in estimates of its ability to operate the satellite at expected levels, changes in the manner in which the satellite is to be used and the loss of one or several significant customer contracts on the satellite.

g.	Deferred financing costs - Deferred financing costs related to the issuance of Senior Secured Notes were capitalized and reported as an asset. These costs are amortized to interest expense using the effective rate interest method.

h.	Intangible assets - Intangible assets arising from push-down accounting are initially recorded at fair value using the income approach method. Intangible assets identified as part of the push-down of acquisition accounting consisted primarily of contract backlog and customer relationships. The Company reviews intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. An intangible asset with a determinable useful life is considered to have been impaired when its carrying amount exceeds its fair value; however, an impairment loss shall only be recognized when the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are less than the carrying value of the asset. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value.

The costs of intangible assets with finite and determinable useful lives are amortized to reflect the pattern of consumption, over the estimated useful lives of the assets, as follows:

Useful life (Years)

Contract backlog	10
Customer relationships	4
Landing rights	5
Internally develop software and technology	5

i.	Labor obligations - In accordance with Mexican Labor Law, Satmex provides seniority premiums benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. Satmex also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months wages plus 20 days wages for each year of service payable upon involuntary termination without just cause. Costs associated with these benefits are provided for based on actuarial computations using the projected unit credit method.

j.	Fair value of financial instruments and fair value measurements - An entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting guidance establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs used to measure fair value may fall into one of three levels:

Level 1 - applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 - applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 - applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, debt, accounts payable and accrued expenses. The Company believes that the recorded values of cash, accounts receivable, accounts payable and accrued expenses approximate their current fair values because of their nature and respective maturity dates or durations.

k.	Provisions - Are recognized for current obligations that result of a past event, are probable to result in the use of economic resources and can be reasonably estimated.

l.	Income taxes - Current income taxes, calculated as the higher of the regular Mexican income tax (“ISR”) or the Business Flat Tax (“IETU”), are recorded in the results of the year in which they are incurred. The Company recognizes deferred income tax assets and liabilities for the future consequences of temporary differences between the financial statement carrying amounts of assets and liabilities and their related tax bases, measured using enacted rates. To determine tax bases of assets and liabilities, the Company evaluates whether it expects to be principally subject to ISR or IETU in the future and uses such tax base accordingly. If the Company is unable to conclude that it will be principally subject to either tax regime, a hybrid calculation may be utilized.

Based on the Company’s projections, it determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. The Company scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year whether the applicable temporary differences should be those under ISR or those under IETU, and applied the applicable rates.

Deferred income tax assets are also recognized for the estimated future effects of tax loss carryforwards and asset tax credit carryforwards. A valuation allowance is applied to reduce deferred income tax assets to the amount of future net benefits that are more likely than not to be realized, which is computed based on projected tax results.

m.	Statutory employee profit sharing - Statutory employee profit sharing (“PTU”) is recorded in the results of the year in which it is incurred and presented within operating expenses in the accompanying consolidated statements of operations. Deferred PTU liabilities are derived from temporary differences that result from comparing the accounting and PTU values of assets and liabilities.

n.	Revenue recognition - Fixed satellite service revenues are recognized as the satellite capacity is provided according to service lease agreements. Satellite transmission capacity is sold through permanent and temporary contracts, which stipulate the agreed capacity. Lease agreements are accounted for either as operating or sales-type leases.

Operating lease revenues are recognized on a straight-line basis over the lease term. Revenues for temporary services are recognized as services are performed.

Revenues from end-of-life leases for transponders are usually collected in advance. The Company does not provide insurance and/or guarantees of any kind for the related transponders to these customers. Total revenues and related costs are accounted as sales-type leases and recognized in income when the risk and rewards of the transponders are transferred to the customer in accordance with the agreements.

The public and private network signal and value-added services (“Broadband satellite services”) are recognized when services are rendered.

To calculate the monthly revenue attributable to purchasers of “Alterna’TV” programming distribution services, the Company estimates, on a monthly basis, the number of “Alterna’TV” subscribers per purchaser according to the contractual value of each subscriber. Approximately 45 to 60 days after the end of each month, the Company receives a definitive report from each purchaser and reconciles the definitive revenue with the estimated amount, issuing an invoice to such purchaser based on the definitive report. Variations between the estimated and actual revenue amounts are not material.

Public and private net signal and value-added services are recognized when rendered. The sale of antennas and installation services are recognized in the period in which risk and rewards are transferred to the customers, which generally coincides with the completion of the installation of the antennas and acceptance by the customer.

o.	Deferred revenue - Satmex is required to provide the Mexican federal government, at no charge, approximately 362.88 MHz of its available transponder capacity for the duration of the orbital concessions (“State Reserve”). As of May 26, 2011, as a result of the adoption of push-down accounting, this obligation was recorded at its fair value, using the income approach method, and recognized as deferred revenue with a corresponding increase in the value of the related assets. Deferred revenue is amortized to fixed satellite services revenue based on the expected consumption pattern. On May 26, 2011, in conjunction with the adoption of push-down accounting, the Company revised its estimates regarding the expected life of the deferred revenue to better reflect its expected consumption pattern.

p.

Use of estimates - The preparation of unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the amounts of revenues and expenses reported during the periods reported. Such estimates include the allowance for doubtful accounts, the revenue recognition of programming distribution services, the valuation of long-lived assets and goodwill, the valuation allowance on deferred income tax assets, the scheduling of reversal of the temporary differences under different tax regimes, the estimated useful lives of each satellite and estimates of fair values.

Although management believes the estimates and assumptions used in the preparation of these unaudited condensed consolidated financial statements were appropriate in the circumstances, actual results could differ from those estimates and assumptions.

q.	Recently adopted accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which updated the guidance in ASC Topic 820, Fair Value Measurement. ASU 2011-04 clarifies the application of existing fair value measurement requirements including (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity, and (3) quantitative information required for fair value measurements categorized within Level 3. ASU 2011-04 also provides guidance on measuring the fair value of financial instruments managed within a portfolio, and application of premiums and discounts in a fair value measurement. In addition, ASU 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The amendments in this guidance are to be applied prospectively, and are effective for interim and annual periods beginning after December 15, 2011, and early application is not permitted. The adoption of this guidance did not have a significant impact on the Company’s unaudited condensed consolidated financial statements and related disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which updated the guidance in ASC Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity only. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This new guidance was originally proposed to be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and applied retrospectively. In October 2011, the FASB proposed to indefinitely defer the specific requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income on the face of the respective statements; entities still must comply with the existing requirements during the deferral period. The remaining requirements of ASU 2011-05 are effective for the Company as of the beginning of our first quarter of 2012. The adoption of this guidance did not have an impact on the Company’s unaudited condensed consolidated financial statements and related disclosures as the Company does not have any items of other comprehensive income or loss such that comprehensive loss is solely comprised of net loss of the period.

4.	Significant accounting policies

A summary of the significant accounting policies used in the preparation of the accompanying consolidated financial statements follows:

r.	Cash and cash equivalents - This line item consists mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses. Cash equivalents are composed of highly liquid investments with original maturities of three months or less. This line item is stated at nominal value plus accrued yields, which are recognized in results as they accrue.

s.	Concentrations of credit risk - Financial assets, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are maintained with high-credit quality financial institutions.

The Company’s customers are comprised of several companies in the private domestic sector and certain foreign companies. Management considers that its credit evaluation, approval and monitoring processes combined with negotiated billing arrangements mitigate potential credit risks with regard to its current customer base.

The principal customers of the Company are as follows: for Satellite services - broadcasting: Grupo Televisa and Productora y Comercializadora de Televisión, S.A. de C.V.; for Satellite services - telecommunications: Teléfonos de México, S.A. de C.V. and Telmex Perú, S.A. (“Telmex”); and for Satellite services - data transmission and Internet: Hughes Network Systems, LLC. For Programming distribution services (Alterna’TV International Corp.), the Company’s principal customers are Direct TV and Comcast Cable Communications. For Broadband satellite services (Enlaces), the principal customers are Globalstar de México, S. de R. L. de C. V., Grupo Oxxo and Grupo Wal-Mart de México.

For the years ended December 31, 2011, 2010 and 2009, revenues from Satellite services, Programming distribution services and Broadband satellite services were obtained from:

	2011%	2010%	2009%
Hughes Networks Systems, Inc.	14	17	20
Telmex	15	14	15
Other foreign customers	40	37	36
Other domestic customers	31	32	29

t.	Inventories - Inventories consist mainly of antennas and are stated at the lower of cost or market value. Cost is determined using the average cost method.

u.	Satellites and equipment - As of May 26, 2011, Satmex adopted push-down accounting, under which its satellites and equipment were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the satellites and equipment using the cost approach. The cost approach, often referred to as current replacement cost, estimates fair value based on the amount that currently would be required to replace the service capacity of an asset. Assets acquired after the adoption of push-down accounting are recorded at acquisition cost. As of December 31, 2010, satellites and equipment were valued at their fair value as of November 30, 2006, when Satmex had applied fresh start reporting resulting from a previous reorganization that was effective on such date, less subsequent depreciation.

Depreciation is calculated using the straight-line method for satellites, related equipment and other owned assets over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements.

The estimated useful lives of the satellites are as follows:

Useful life (Years)
Satellites in-orbit - original estimated useful life as determined by engineering analysis:

Satmex 6	15
Satmex 5	15
Solidaridad 2	14.5

Depreciation of satellites commences on the date on which the satellite is placed in orbit. Satmex 6 was launched on May 27, 2006 and commenced operations in July 2006. Satmex 5 was launched on December 5, 1998 and commenced operations in January 1999. Solidaridad 2 concluded its depreciation period based upon its estimated useful life during 2009.

The estimated useful lives of equipment are as follows:

Useful life (Years)
Equipment:

Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Teleport, equipment and antennas	10

Costs incurred in connection with the construction and successful deployment of the satellites and related equipment are capitalized. Such costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the net present value of performance incentives expected to be payable to the satellite manufacturers, costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction. Satellite construction and launch services are generally procured under long-term contracts that provide for payments over the contract periods. Satellite construction and launch services costs are capitalized to reflect progress toward completion. Capitalizing these costs typically coincides with contract milestone payment schedules.

The insurance paid to renew in-orbit coverage is recorded as a prepaid insurance and amortized over the related policy period (see Note 17).

v.	Concessions - As of May 26, 2011, Satmex adopted push-down accounting, under which its concessions were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the orbital concessions and the public telecommunications network concession using market approach and income approach methods, respectively. Orbital concessions are amortized over 40 years using the straight-line method; their remaining useful life as of the Acquisition Date was 26 years. The public telecommunications network concession is amortized over 30 years using the straight-line method; its remaining useful life as of the Acquisition Date was 19 years.

As of December 31, 2010, concessions were valued at their fair value as of November 30, 2006, when Satmex had applied fresh start reporting resulting from a previous reorganization, less subsequent amortization.

w.	Valuation of satellites and long-lived assets - The carrying value of the satellites, amortizable intangible assets and other long-lived assets is reviewed for impairment wherever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the expected undiscounted future cash flows are less than the carrying value of the long-lived assets, an impairment charge is recorded based on such asset’s estimated fair value. Changes in estimates of future cash flows could result in a write-down of the asset in a future period.

Estimated future cash flows from the Company’s satellites could be impacted by changes in estimates of its ability to operate the satellite at expected levels, changes in the manner in which the satellite is to be used and the loss of one or several significant customer contracts on the satellite.

x.	Deferred financing costs - Deferred financing costs related to the issuance of Senior Secured Notes were capitalized and reported as an asset. These costs are amortized to interest expense using the effective rate interest method.

y.	Goodwill and other intangible assets:

Goodwill - As of December 31, 2010, goodwill represented the amount by which Satmex’s reorganization equity value, stemming from its 2006 reorganization, exceeded the fair value of its net assets (exclusive of debt obligations). Goodwill was fully allocated to the satellite services reporting unit. Goodwill was not amortized but was tested on an annual basis for impairment during the fourth quarter or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Fair value estimates are based on valuation models that typically incorporate probability assessments of expected future cash flows. Goodwill is considered to be impaired when the carrying amount of the reporting unit to which the goodwill belongs exceeds the fair value of that reporting unit. An implied fair value of goodwill is then compared to the carrying value of goodwill, and any impairment loss is recognized within operations. Satmex completed its annual goodwill impairment test in the fourth quarter of 2010 and determined that goodwill was not impaired. As a result of the adoption of push-down accounting stemming from the Recapitalization Transactions in 2011, goodwill was eliminated.

Other intangible assets - Intangible assets arising from push-down accounting are initially recorded at fair value using the income approach method. Intangible assets identified as part of the push-down of acquisition accounting consisted primarily of contract backlog and customer relationships. As of December 31, 2010, intangible assets consisted of contract backlog, customer relationships, landing rights and internally developed software and technology, all of which were recorded in connection with the adoption of fresh-start reporting in 2006. The Company reviews intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. An intangible asset with a determinable useful life is considered to have been impaired when its carrying amount exceeds its fair value; however, an impairment loss shall only be recognized when the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are less than the carrying value of the asset. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value.

The costs of intangible assets with finite and determinable useful lives are amortized to reflect the pattern of consumption, over the estimated useful lives of the assets, as follows:

Useful life (Years)

Contract backlog	10
Customer relationships	4
Landing rights	5
Internally develop software and technology	5

z.	Labor obligations - In accordance with Mexican Labor Law, Satmex provides seniority premiums benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. Satmex also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months wages plus 20 days wages for each year of service payable upon involuntary termination without just cause. Costs associated with these benefits are provided for based on actuarial computations using the projected unit credit method.

aa.	Fair value of financial instruments and fair value measurements - An entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting guidance establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs used to measure fair value may fall into one of three levels:

Level 1 - applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 - applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 - applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts receivable, debt, accounts payable and accrued expenses. The Company believes that the recorded values of cash, accounts receivable, accounts payable and accrued expenses approximate their current fair values because of their nature and respective maturity dates or durations. The fair value of debt is disclosed in Note 11.

bb.	Provisions - Are recognized for current obligations that result of a past event, are probable to result in the use of economic resources and can be reasonably estimated.

cc.	Income taxes - Current income taxes, calculated as the higher of the regular Mexican income tax (“ISR”) or the Business Flat Tax (“IETU”), are recorded in the results of the year in which they are incurred. The Company recognizes deferred income tax assets and liabilities for the future consequences of temporary differences between the financial statement carrying amounts of assets and liabilities and their related tax bases, measured using enacted rates. To determine tax bases of assets and liabilities, the Company evaluates whether it expects to be principally subject to ISR or IETU in the future and uses such tax base accordingly. If the Company is unable to conclude that it will be principally subject to either tax regime, a hybrid calculation may be utilized.

Based on the Company’s projections, it determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. The Company scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year whether the applicable temporary differences should be those under ISR or those under IETU, and applied the applicable rates.

Deferred income tax assets are also recognized for the estimated future effects of tax loss carryforwards and asset tax credit carryforwards. A valuation allowance is applied to reduce deferred income tax assets to the amount of future net benefits that are more likely than not to be realized, which is computed based on projected tax results.

dd.	Statutory employee profit sharing - Statutory employee profit sharing (“PTU”) is recorded in the results of the year in which it is incurred and presented within operating expenses in the accompanying consolidated statements of operations. Deferred PTU liabilities are derived from temporary differences that result from comparing the accounting and PTU values of assets and liabilities.

ee.	Revenue recognition - Fixed satellite service revenues are recognized as the satellite capacity is provided according to service lease agreements. Satellite transmission capacity is sold through permanent and temporary contracts, which stipulate the agreed capacity. Lease agreements are accounted for either as operating or sales-type leases.

Operating lease revenues are recognized on a straight-line basis over the lease term. Revenues for temporary services are recognized as services are performed.

Revenues from end-of-life leases for transponders are usually collected in advance. The Company does not provide insurance and/or guarantees of any kind for the related transponders to these customers. Total revenues and related costs are accounted as sales-type leases and recognized in income when the risk and rewards of the transponders are transferred to the customer in accordance with the agreements.

The public and private network signal and value-added services (“Broadband satellite services”) are recognized when services are rendered.

To calculate the monthly revenue attributable to purchasers of “Alterna’TV” programming distribution services, the Company estimates, on a monthly basis, the number of “Alterna’TV” subscribers per purchaser according to the contractual value of each subscriber. Approximately 45 to 60 days after the end of each month, the Company receives a definitive report from each purchaser and reconciles the definitive revenue with the estimated amount, issuing an invoice to such purchaser based on the definitive report. Variations between the estimated and actual revenue amounts are not material.

Public and private net signal and value-added services are recognized when rendered. The sale of antennas and installation services are recognized in the period in which risk and rewards are transferred to the customers, which generally coincides with the completion of the installation of the antennas and acceptance by the customer.

ff.	Deferred revenue - Satmex is required to provide the Mexican federal government, at no charge, approximately 362.88 MHz of its available transponder capacity for the duration of the orbital concessions (“State Reserve”). As of May 26, 2011, as a result of the adoption of push-down accounting, this obligation was recorded at its fair value, using the income approach method, and recognized as deferred revenue with a corresponding increase in the value of the related assets. As of December 31, 2010, deferred revenue was valued at its fair value as of November 30, 2006, when Satmex had applied fresh-start accounting, and was subsequently amortized. Deferred revenue is amortized to fixed satellite services revenue based on the expected consumption pattern. On May 26, 2011, in conjunction with the adoption of push-down accounting, the Company revised its estimates regarding the expected life of the deferred revenue to better reflect its expected consumption pattern.

gg.	Use of estimates - The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses reported during the periods reported. Such estimates include the allowance for doubtful accounts, the revenue recognition of programming distribution services, the valuation of long-lived assets and goodwill, the valuation allowance on deferred income tax assets, the scheduling of reversal of the temporary differences under different tax regimes, the estimated useful lives of each satellite and estimates of fair values.

Although management believes the estimates and assumptions used in the preparation of these consolidated financial statements were appropriate in the circumstances, actual results could differ from those estimates and assumptions.

hh.	Recently adopted accounting pronouncements

On January 1, 2011, the Company adopted FASB Accounting Standard Update (“ASU”) No. 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements - a consensus of the FASB Emerging Issues Task Force, which contains new guidance on accounting for revenue arrangements with multiple deliverables. When vendor specific objective evidence or third party evidence for deliverables in an arrangement cannot be determined, a best estimate of the selling price is required to separate deliverables and allocate arrangement consideration using the relative selling price method. The new guidance includes new disclosure requirements on how the application of the relative selling price method affects the timing and amount of revenue recognition. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements and related disclosures.

On January 1, 2011, the Company adopted FASB ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this update specify that if a public company presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments apply to all business combinations that are material on an individual or aggregate basis. Refer to Note 2b. for disclosures required pursuant to this ASU.

ii.	Recently issued accounting pronouncements pending adoption

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which updated the guidance in ASC Topic 820, Fair Value Measurement. ASU 2011-04 clarifies the application of existing fair value measurement requirements including (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity, and (3) quantitative information required for fair value measurements categorized within Level 3. ASU 2011-04 also provides guidance on measuring the fair value of financial instruments managed within a portfolio, and application of premiums and discounts in a fair value measurement. In addition, ASU 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The amendments in this guidance are to be applied prospectively, and are effective for interim and annual periods beginning after December 15, 2011, and early application is not permitted. The Company does not anticipate the adoption of the guidance in this ASU will materially affect its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which updated the guidance in ASC Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity only. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This new guidance was originally proposed to be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and applied retrospectively. In October 2011, the FASB proposed to indefinitely defer the specific requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income on the face of the respective statements; entities still must comply with the existing requirements during the deferral period. The remaining requirements of ASU 2011-05 are effective for the Company as of the beginning of our first quarter of 2012. The Company does not anticipate the adoption of the guidance in this ASU will materially affect its consolidated financial statements.